File Number 2-28097
Amendment to the Prospectus
By Supplement or Sticker
Pursuant to Rule 497(e)

SUPPLEMENT TO THE ENTERPRISE GROUP OF
FUNDS, INC. CLASS Y PROSPECTUS DATED
AUGUST 31, 2001.

This information reflects a change
to the Prospectus.

Effective December 1, 2001, on page
47 of the Prospectus, the following
change shall occur:

Under "Fees and Expenses," replace the
last sentence of the first paragraph
with the following and replace the expense table with the following:

The Advisor has contractually agreed
to limit the Fund's expenses through
March 15, 2002, to the expense ratios
set forth in the table.

Annual Fund Operating Expenses
(paid indirectly if you hold fund shares)
Class Y
Investment Advisory Fees
0.75%
Distribution and Service (12b-1) Fees (4)
None
Other Expenses
1.14%
Total Annual Fund Operating Expenses
1.89%
Less Expense Reimbursement
(1.14%)
Net Annual Fund Operating Expenses
0.75%

Effective December 1, 2001, on page 47
of the Prospectus, the following change
shall occur:

Under "Fees and Expenses," replace
the Example with the following:

If you redeem your shares at the
end of the period:
1 Year
3 Years
5 Years
10 Years
Class Y
$192
$594
$1,021
$2,212

If you do not redeem your shares
at the end of the period:
1 Year
3 Years
5 Years
10 Years
Class Y
$192
$594
$1,021
$2,212

December 3, 2001